Accounts Receivable, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2026
Accounts Receivable Net [Line Items]
Accounts receivable, percentage	47.80%
Accounts receivable, balance	$ 2.8
Forecast [Member]
Accounts Receivable Net [Line Items]
Accounts receivable, balance		$ 3.0